Salaries and benefits (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Schedule of employee benefit expenses

Years Ended December 31 (millions)	Note	2022	2021	2020
Wages and salaries		$1,288	$1,133	$879
Benefits		96	82	65
Pensions—defined contribution	18	9	7	3
		$1,393	$1,222	$947